Inventories	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Inventories
NOTE 11. INVENTORIES
As of June 30, 2022 and December 31, 2021, inventories were as follows:

	June 30, 2022		December 31, 2021
Products in transit	Ps.	87,512,954	Ps.	21,614,227
Refined and petrochemicals products		73,051,764		40,359,715
Crude oil		22,048,067		18,540,376
Materials and products in stock		4,893,825		5,036,587
Materials in transit		472,035		313,899
Gas and condensate products		300,056		248,338

	Ps.	188,278,701	Ps.	86,113,142